Revenue (Contract liabilities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract Liabilities Abstract
Beginning of year	$ 66,845	$ 23,316
Additions	25,935	45,978
Recognized in revenue	(47,403)	(2,463)
Effect of movements in exchange rates	(5)	14
End of year	$ 45,372	$ 66,845